SCHEDULE OF REMAINING CONTRACTUAL MATURITIES (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Trade and other payables	$ 416,398	$ 218,733
Lease liabilities	14,419	23,131	$ 31,122
Borrowings (excluding lease liabilities)	803,606	924,810
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	410,798	210,253
Lease liabilities	8,227	8,740
Borrowings (excluding lease liabilities)	2,190,724	2,242,530
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities	6,856	8,740
Borrowings (excluding lease liabilities)	56,506	60,030
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities		7,283
Borrowings (excluding lease liabilities)	169,518	180,089
Later than five years [member]
IfrsStatementLineItems [Line Items]
Trade and other payables
Lease liabilities
Borrowings (excluding lease liabilities)	362,580	445,219
Total Undiscounted Cash Flow [member]
IfrsStatementLineItems [Line Items]
Trade and other payables	410,798	210,253
Lease liabilities	15,083	24,763
Borrowings (excluding lease liabilities)	$ 2,779,328	$ 2,927,868